BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2024
BUSINESS COMBINATIONS
Summary of fair value at closing of the consideration transferred

Cash paid	$3,481
Shares issued	885
Payables for acquisition	629

$4,995

Summary the fair value of acquired assets and assumed liabilities and the resulting goodwill as of the acquisition

Cash	$131
Current assets	319
Right-of-use assets	350
Property and equipment	51
Customer relations	2,308
Technology	1,230
Goodwill	2,546
Current liabilities	(1,590)
Lease liabilities	(350)

$4,995

Summary of supplemental consolidated financial results on an unaudited pro forma basis as if acquisition had been consummated on January 1, 2024

Year ended
December 31,
2024

Proforma revenue	$25,253
Proforma loss	$(22,925)